ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Government subsidies	$ 22,078	$ 22,818
Deferred revenue	4,946	7,603
Current operating lease liabilities	$ 1,357	$ 3,873
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total
Other tax payable	$ 3,653	$ 2,647
Accrued payroll and welfare	1,913	1,951
Product warranty	499	1,718	$ 2,573	$ 3,901
Refund liabilities	1,377	1,094
Accrued expenses	123	832
Other current liabilities	1,630	1,914
Total	$ 37,576	$ 44,450